Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of revenue from contracts with customers and geographical location
Disaggregated revenue
information

	(Unaudited) For the six-month period ended 30 June
	2022	2021
	USD	USD
Business to customers – B2C	15,355,066	5,092,454

Business to business – SaaS	483,233	—
Business to business – TaaS	24,901,784	7,823,802

	40,740,083	12,916,256

Revenue by geographical
location

	(Unaudited) For the six-month period ended 30 June
	2022	2021
	USD	USD
Egypt	19,085,808	9,752,605
Pakistan	9,716,638	2,407,326
Kenya	2,091,455	351,229
Kingdom of Saudi Arabia	2,005,566	24,826
Jordan	1,651,022	85,745
Argentina	4,381,631	—
Turkey	743,030	—
Others	1,064,933	294,525

	40,740,083	12,916,256